Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Commissions and fees	$ 885	$ 837	$ 1,931	$ 1,842	$ 3,458	$ 3,414	$ 3,293
Investment income	3	5	7	10	18	31	38
Other income	2	0	3	3	4	2	1
Total revenues	890	842	1,941	1,855	3,480	3,447	3,332
EXPENSES
Salaries and benefits	(529)	(500)	(1,097)	(1,006)	(2,475)	(2,087)	(1,868)
Other operating expenses	(155)	(129)	(311)	(285)	(581)	(656)	(564)
Depreciation expense	(21)	(19)	(47)	(38)	(79)	(74)	(63)
Amortization of intangible assets	(14)	(15)	(28)	(30)	(59)	(68)	(82)
Goodwill impairment charge					(492)	0	0
Net (loss) gain on disposal of operations	0	0	0	0	(3)	4	(2)
Total expenses	(719)	(663)	(1,483)	(1,359)	(3,689)	(2,881)	(2,579)
OPERATING (LOSS) INCOME	171	179	458	496	(209)	566	753
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs					0	(171)	0
Interest expense	(32)	(33)	(63)	(65)	(128)	(156)	(166)
(Loss) Income from continuing operations before income taxes and interest in earnings of associates	139	146	395	431	(337)	239	587
Income taxes	(29)	(36)	(77)	(104)	(101)	(32)	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	110	110	318	327	(438)	207	447
Interest in earnings of associates, net of tax	(3)	(1)	12	14	5	12	23
(LOSS) INCOME FROM CONTINUING OPERATIONS	107	109	330	341	(433)	219	470
Discontinued operations, net of tax	0	1	0	1	0	1	0
NET INCOME (LOSS)	107	110	330	342	(433)	220	470
Less: net income attributable to noncontrolling interests	(2)	(2)	(6)	(9)	(13)	(16)	(15)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	105	108	324	333	(446)	204	455
AMOUNTS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS SHAREHOLDERS
(Loss) income from continuing operations, net of tax	105	107	324	332	(446)	203	455
Income from discontinued operations, net of tax	0	1	0	1	0	1	0
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ 105	$ 108	$ 324	$ 333	$ (446)	$ 204	$ 455
BASIC EARNINGS PER SHARE
— Continuing operations	$ 0.60	$ 0.62	$ 1.86	$ 1.91	$ (2.58)	$ 1.17	$ 2.68
DILUTED EARNINGS PER SHARE
— Continuing operations	$ 0.59	$ 0.61	$ 1.83	$ 1.89	$ (2.58)	$ 1.15	$ 2.66
CASH DIVIDENDS DECLARED PER SHARE	$ 0.28	$ 0.27	$ 0.56	$ 0.54	$ 1.08	$ 1.04	$ 1.04